Property and equipment - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Property and equipment

13. Property and equipment

A.	Reconciliation of carrying amount

Details of property and equipment as of December 31, 2025 and 2024 are as follows:

		December 31, 2025
		Cost	Accumulated depreciation	Accumulated impairment losses	Carrying Amount
		(In thousands of Korean won)
Machinery	₩	745,246	(444,954)	-	300,292
Vehicles		64,547	(25,104)	-	39,443
Office equipment		65,768	(61,458)	-	4,310
Furniture and fixtures		287,040	(287,030)	-	10
Total	₩	1,162,601	(818,546)	-	344,055

		December 31, 2024
		Cost	Accumulated depreciation	Accumulated impairment losses	Carrying Amount
		(In thousands of Korean won)
Machinery	₩	1,848,286	(887,341)	(601,792)	359,153
Vehicles		64,547	(12,195)	-	52,352
Office equipment		65,768	(56,447)	-	9,321
Furniture and fixtures		287,040	(287,030)	-	10
Total	₩	2,265,641	(1,243,013)	(601,792)	420,836

Details of the changes in property and equipment for the year ended December 31, 2025 and 2024 are as follows:

		2025
		Machinery	Vehicles	Office equipment	Furniture and fixture	Total
		(In thousands of Korean won)
Beginning balance	₩	359,153	52,352	9,321	10	420,836
Acquisitions		7,960	-	-	-	7,960
Depreciation		(66,821)	(12,909)	(5,011)	-	(84,741)
Impairment loss					-	-
Disposals /Removals					-	-
Ending balance	₩	300,292	39,443	4,310	10	344,055

		2024
		Machinery	Vehicles	Office equipment	Furniture and fixture	Total
		(In thousands of Korean won)
Beginning balance	₩	1,115,413	23,435	13,060	10	1,151,918
Acquisitions		36,870	35,851	1,494	-	74,215
Depreciation		(185,266)	(6,934)	(5,232)	-	(197,432)
Impairment loss		(601,791)	-	-	-	(601,791)
Disposals /Removals		(6,073)	-	(1)	-	(6,074)
Ending balance	₩	359,153	52,352	9,321	10	420,836

The classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
	(In thousands of Korean won)
Selling, general and administrative expenses	84,741	197,432

Property and equipment

9. Property and equipment

A.	Reconciliation of carrying amount

Details of property and equipment as of June 30, 2026 and December 31, 2025 are as follows:

		June 30, 2026
		Cost	Accumulated depreciation	Accumulated impairment losses	Carrying Amount
		(In thousands of Korean won)
Machinery	₩	736,246	(468,587)	-	267,659
Vehicles		64,547	(31,559)	-	32,988
Office equipment		65,768	(62,814)	-	2,954
Furniture and fixtures		287,040	(287,030)	-	10
Total	₩	1,153,601	(849,990)	-	303,611

		December 31, 2025
		Cost	Accumulated depreciation	Accumulated impairment losses	Carrying Amount
		(In thousands of Korean won)
Machinery	₩	745,246	(444,954)	-	300,292
Vehicles		64,547	(25,104)	-	39,443
Office equipment		65,768	(61,458)	-	4,310
Furniture and fixtures		287,040	(287,030)	-	10
Total	₩	1,162,601	(818,546)	-	344,055

Details of the changes in property and equipment for the six-month periods ended June 30, 2026 and 2025 are as follows:

		Six-month period ended June 30, 2026
		Machinery	Vehicles	Office equipment	Furniture and fixture	Total
		(In thousands of Korean won)
Beginning balance	₩	300,292	39,443	4,310	10	344,055
Depreciation		(32,258)	(6,455)	(1,356)	-	(40,069)
Disposals/Removals		(375)	-	-	-	(375)
Ending balance	₩	267,659	32,988	2,954	10	303,611

		Six-month period ended June 30, 2025
		Machinery	Vehicles	Office equipment	Furniture and fixture	Total
		(In thousands of Korean won)
Beginning balance	₩	359,153	52,352	9,321	10	420,836
Acquisitions		7,960	-	-	-	7,960
Depreciation		(41,726)	(6,455)	(2,725)	-	(50,906)
Ending balance	₩	325,387	45,897	6,596	10	377,890

The classification of depreciation expenses in the statements of comprehensive income for the six-month periods ended June 30, 2026 and 2025 is as follows:

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Selling, general and administrative expenses	₩	7,611	7,811
Research and development costs		32,458	43,095
Total	₩	40,069	50,906